Employee Benefits - Schedule of changes in Level 3 fair value for U.K. Pension Plans (Details) - Pension Plan - U.K. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actual return on plan assets:
Balance at the beginning of the period	$ 5,225	$ 5,906
Foreign exchange	159	(317)
Balance at the end of the period	5,959	5,225
Significant Unobservable Inputs (Level 3)
Actual return on plan assets:
Balance at the beginning of the period	1,688	1,909
Relating to assets still held at the end of the year	113	(122)
Purchases, sales and settlements—net		7
Foreign exchange	48	(106)
Balance at the end of the period	$ 1,849	$ 1,688